INTEREST RESERVE (FY) (Details)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) Loan	Dec. 31, 2020 USD ($) Loan	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
INTEREST RESERVE [Abstract]
Number of loans included in loan funded interest reserve | Loan			8	1
Changes in Interest Reserve [Abstract]
Initial reserves				$ 0
New reserves	$ 4,525,468	$ 1,400,000	$ 9,450,468	1,400,000
Reserves disbursed	(1,819,036)	0	(2,521,923)	(74,250)
Total Interest reserve	$ 8,254,295	$ 1,400,000	$ 8,254,295	$ 1,325,750	$ 5,547,863	$ 0